Debt (Narrative) - USD ($) $ in Millions	1 Months Ended
	Jul. 31, 2022	Jun. 30, 2022	Apr. 30, 2022	Aug. 31, 2022	Jul. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt issuance costs, gross		$ 22.8				$ 24.3
$104.0 Million Senior Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount			$ 104.0
Debt instrument, term			6 years
Debt instrument, basis spread on variable rate			1.90%
Interest rate amortization profile			18 years
$104.0 Million Senior Credit Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			1.80%
$104.0 Million Senior Credit Facility | Historic CAS between SOFR and LIBOR
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			0.26%
$104.0 Million Senior Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			1.54%
Senior Secures Loan Facility, DNB
Debt Instrument [Line Items]
Debt instrument, term		5 years
Interest rate amortization profile		20 years
Proceeds from issuance of debt		$ 65.0	$ 65.0
Senior Secures Loan Facility, DNB | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		1.70%
$104.0 Million Senior Secured Term Loan Facility, prior to refinancing
Debt Instrument [Line Items]
Balloon payment			$ 91.2
$252.4 Million Senior Secured Term Loan Facility | Subsequent event
Debt Instrument [Line Items]
Balloon payment					$ 233.4
Debt instrument, term	5 years
Interest rate amortization profile	18 years
Long-term debt				$ 223.9
$252.4 Million Senior Secured Term Loan Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate | Subsequent event
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.90%
$252.4 Million Senior Secured Term Loan Facility | London Interbank Offered Rate (LIBOR) | Subsequent event
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.90%
$252.4 Million Senior Secured Term Loan Facility, prior to refinancing | Subsequent event
Debt Instrument [Line Items]
Debt instrument, face amount					$ 252.4